Income Taxes - Schedule of Net Pre-Tax Book Loss for the United States and Foreign (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Pre-Tax Book Loss for the United States and Foreign [Line Items]
Loss before benefit from income taxes	$ (828,000)	$ (422,000)	$ (1,848,000)	$ (1,410,000)	$ (1,436,000)	$ (1,366,000)
Federal [Member]
Schedule of Net Pre-Tax Book Loss for the United States and Foreign [Line Items]
Loss before benefit from income taxes					(1,436,000)	(1,366,000)
Foreign [Member]
Schedule of Net Pre-Tax Book Loss for the United States and Foreign [Line Items]
Loss before benefit from income taxes